                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: QUARTER ENDED 03/31/10

Check here if Amendment [ ]; Amendment Number: _________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: INTERNATIONAL VALUE ADVISERS, LLC
      ADDRESS: 645 MADISON AVENUE
      12TH FLOOR
      NEW YORK, NY 10022
      212-584-3570

Form 13F File Number: 28-13405

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  MICHAEL MALAFRONTE
Title: CEO
Phone: 212-584-3570

Signature, Place, and Date of Signing:

/s/Michael Malafronte                   New York, NY    May 13, 2010
-------------------------------------   -------------   ----------------------
            [Signature]                 [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           27

Form 13F Information Table Value Total:      989,690
                                          (thousands)

List of Other Included Managers: N/A

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number         Name
---   --------------------------   ----------------------------------
      28-13405                     __________________________________

[Repeat as necessary.]


                                       10

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13F Securities at 03/31/10

Issuer Name                                 Description      Shares      Market Value
-----------                               --------------   ----------   --------------
Aon Corp                                  COM                 825,020    35,236,604.20
Berkshire Hathaway Inc.-Cl A              CL A                    206    25,090,800.00
Cintas                                    COM               2,564,510    72,062,731.00
Dell Inc.                                 COM               2,873,270    43,156,515.40
Diageo PLC - ADR                          SPON ADR New        409,850    27,644,382.50
Frontier Oil Corp                         COM                 130,350     1,759,725.00
International Speedway                    CL A                964,283    24,849,572.91
Kelly Services Inc. - Class A             CL A                409,795     6,827,184.70
Liberty Media Corp - Interactive A        INT COM SER A     3,363,349    51,459,239.70
Marsh & McLennan Co                       COM               2,195,650    53,617,773.00
MetroPCS Communications Inc               COM              10,736,960    76,017,676.80
Net 1 UEPS Technologies                   COM NEW           1,541,891    28,355,375.49
Nortel Inversora - ADR                    SPON ADR PFD B      170,166     3,403,320.00
Patni Computer Systems-ADR                SPONS ADR           106,900     2,542,082.00
SK Telecom-ADR                            SPONSORED ADR     6,670,950   115,140,597.00
SPDR Gold Trust                           GOLD SHS            680,136    74,100,817.20
Sara Lee Corp.                            COM               2,525,750    35,183,697.50
Telecom Argentina - ADR                   SPON ADR REP B      284,727     5,335,783.98
Telephone & Data Systems                  COM                 830,640    28,117,164.00
Telephone & Data Systems Special Shares   SPL COM              66,280     1,977,795.20
Total SA - Spon ADR                       SPONSORED ADR     2,173,350   126,097,767.00
US Cellular Corp                          COM                 211,066     8,733,911.08
ValueClick Inc.                           COM               4,840,510    49,034,366.30
Vodafone Group - ADR                      SPONS ADR NEW     1,518,330    35,392,272.30
Wal-Mart Stores Inc                       COM                 482,950    26,852,020.00
Washington Post                           CL B                 96,941    43,059,253.38
eBay Inc.                                 COM                 885,450    23,878,372.87
                                                                        989,690,196.31